CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash	$ 800,531	$ 155,795	$ 109,491
Prepaid expenses	287,068	655,339	128,693
Insurance settlement	0	0	917,210
Total current assets	1,087,599	811,134	1,155,394
Fixed assets	12,269,987	12,236,557	707,808
Other assets
Construction-in-process	3,171,038	1,873,219	0
Patents	6,853,500	0	0
License Agreement	10,762,376		0
Right of Use asset	320,461	275,400	275,400
Deposits	20,633	20,633	178,198
Total other assets	21,128,008	2,169,252	453,598
Total assets	34,485,594	15,216,943	2,316,800
Current liabilities
Accounts payable	3,821,506	963,289	641,146
Accrued interest	73,350	73,350	81,034
Accrued interest - related parties	187,520	187,520	296,624
Other accrued expenses	543,972	602,368	1,204,815
Accrued expenses - related parties	600,000	0	0
Short-term Promissory Note and Lines of credit	20,044	573,621	570,497
Bank loan	10,380	8,725	8,904
PPP loan	0	103,200	0
Convertible debentures	0	483,637	463,161
Note payable	96,000	96,000	0
Notes payable - related parties	495,412	1,151,162	1,221,162
Dividends payable	360,226	182,639	0
Derivative liability		0	176,000
Warrant liability		0	90,000
Total current liabilities	6,208,410	4,425,511	4,753,343
Bank loans, less current maturities	200,358	206,127	225,837
Notes payable	5,000,000	5,000,000	0
Note payable, less current maturities	167,604	215,604	0
Lease Liability	321,336	275,400	275,400
Total liabilities	11,897,708	10,122,642	5,254,580
Stockholders' deficit
Common stock, $0.0001 par value, 900,000,000 shares authorized, 607,134,014 and 560,745,180 shares issued and 606,821,513 and 560,745,180 shares outstanding at September 30, 2021 and March 31, 2021, respectively	60,683	56,075	37,975
Additional paid in capital	74,609,294	56,649,491	43,533,242
Stock Payable	11,948,176	136,000	0
Accumulated deficit	(67,408,142)	(53,683,268)	(46,427,396)
Total stockholders' deficit attributable to NaturalShrimp Incorporated shareholders	19,210,511	3,158,798	(2,855,679)
Non-controlling interest in NAS	0	(87,830)	(82,101)
Total stockholders' deficit	19,210,511	3,070,968	(2,937,780)
Total liabilities mezzanine and stockholders' deficit	34,485,594	15,216,943	2,316,800
Series E Redeemable Convertible Preferred stock [Member]
Stockholders' deficit
Series E Redeemable Convertible Preferred stock, $0.0001 par value, 10,000 shares authorized, 2.540 and 0 shares issued and outstanding at September 30, 2021 and March 31, 2021, respectively	3,377,375	0	0
Series D Redeemable Convertible Preferred stock [Member]
Stockholders' deficit
Series E Redeemable Convertible Preferred stock, $0.0001 par value, 10,000 shares authorized, 2.540 and 0 shares issued and outstanding at September 30, 2021 and March 31, 2021, respectively	0	2,023,333	0
Series A Preferred Stock [Member]
Stockholders' deficit
Series E Redeemable Convertible Preferred stock, $0.0001 par value, 10,000 shares authorized, 2.540 and 0 shares issued and outstanding at September 30, 2021 and March 31, 2021, respectively	500	500	500
Series B Preferred Stock [Member]
Stockholders' deficit
Series E Redeemable Convertible Preferred stock, $0.0001 par value, 10,000 shares authorized, 2.540 and 0 shares issued and outstanding at September 30, 2021 and March 31, 2021, respectively	$ 0	$ 0	$ 0